SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT FIVE

Seasons Advantage Variable Annuity

Seasons Elite Variable Annuity

Seasons Preferred Solution Variable Annuity

Seasons Select II Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE ANNUITY ACCOUNT FIVE

Seasons Elite Variable Annuity

Seasons Select II Variable Annuity

American General Life Insurance Company (“AGL”) and The United States Life Insurance Company in the City of New York (“US Life”) are amending the Prospectus for the purpose of adding the following information.

MARKETLOCK FOR LIFE PLUS +6% OPTION EXTENSION PARAMETERS

The information below is important to you if you purchased a contract between March 12, 2007 and May 1, 2009 and you elected the MarketLock For Life Plus +6% Option living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary, you will have an opportunity to extend the Income Base Evaluation Period for an additional five year period (the “Extension”). In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the Income Base Evaluation Period in the future.

As a reminder, you also have the option to cancel your living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus +6% Option after cancellation.

As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you.

For information on the MarketLock For Life Plus +6% Option living benefit you elected at purchase, please see the MarketLock For Life Plus section under OPTIONAL LIVING BENEFITS in the prospectus.

How do I elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. If you elected the MarketLock For Life Plus +6% Option living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values. This component is used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What are the fee and investment requirements if I elect the Extension?

If you elect Extension, the fee for the feature will be increased by 0.25% as follows:

Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.65%	0.90%
Two	0.90%	1.15%

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock For Life Plus +6% Option living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:

Option 1	At least 50% in one or more of the following:
	SunAmerica Dynamic Allocation Portfolio SunAmerica Dynamic Strategy Portfolio Ultra Short Bond Portfolio

	Up to 50% in one or more of the following Variable Portfolios:
	Managed Allocation Balanced Managed Allocation Moderate Managed Allocation Moderate Growth
Option 2	25% in SunAmerica Dynamic Allocation Portfolio 25% in SunAmerica Dynamic Strategy Portfolio 50% in one or more of the following Allocations:
	Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
	Allocation Balanced	33.50%	0.00%	0.00%
	Allocation Moderate	0.00%	33.50%	0.00%
	Allocation Moderate Growth	0.00%	0.00%	33.50%
	American Funds Global Growth SAST	0.99%	1.16%	1.32%
	American Funds Growth SAST	0.33%	0.50%	0.66%
	American Funds Growth-Income SAST	0.66%	0.83%	0.99%
	Fidelity VIP Contrafund	0.50%	0.66%	0.99%
	Fidelity VIP Equity-Income	1.32%	1.49%	1.65%
	Fidelity VIP Investment Grade Bond	7.74%	5.25%	3.46%
	Fidelity VIP Mid Cap	1.98%	2.81%	3.14%
	Fidelity VIP Overseas	0.99%	1.32%	1.65%
	T. Rowe Price Blue Chip Growth II	0.50%	0.66%	0.66%
	T. Rowe Price Equity Income II	1.49%	1.82%	1.98%
	Total	50.00%	50.00%	50.00%

Option 3	At least 50% in one or more of the following:
	SunAmerica Dynamic Allocation Portfolio SunAmerica Dynamic Strategy Portfolio Ultra Short Bond Portfolio
	Up to 50% in accordance with the requirements outline in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Non Restricted	Minimum 0% Maximum 50%

Premier Portfolios

Fidelity VIP Investment Grade Bond

Seasons Strategies

Growth Strategy

Moderate Growth Strategy

Balanced Growth Strategy

Conservative Growth Strategy

Select Portfolios

Diversified Fixed Income Portfolio

Real Return Portfolio

Ultra Short Bond Portfolio

Managed Allocation Portfolios

Managed Allocation Moderate Growth Portfolio

Managed Allocation Moderate Portfolio

Managed Allocation Balanced Portfolio

Fixed Accounts (if available)

1-Year Fixed

B. Equity Maximum	Minimum 0% Maximum 7.5%

Premier Portfolios

American Funds Growth SAST

American Funds Global Growth SAST

American Funds Growth-Income SAST

Fidelity VIP Overseas

Fidelity VIP Contrafund

Fidelity VIP Mid Cap

Fidelity VIP Equity-Income

T. Rowe Price Blue Chip Growth II

T. Rowe Price Equity Income II

Select Portfolios

Large Cap Growth Portfolio

Large Cap Value Portfolio

Mid Cap Growth Portfolio

Mid Cap Value Portfolio

Small Cap Portfolio

International Equity Portfolio

Focused Portfolios

SA Columbia Focused Growth Portfolio

SA Columbia Focused Value Portfolio

Dated December 19, 2016

Please keep this Supplement with your Prospectus

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT FIVE

Seasons Advantage Variable Annuity

Seasons Advisor III Variable Annuity

Seasons Elite Variable Annuity

Seasons Preferred Solution Variable Annuity

Seasons Select II Variable Annuity dated May 2, 2016

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE ANNUITY ACCOUNT FIVE

Seasons Advantage Variable Annuity

Seasons Elite Variable Annuity

Seasons Select II Variable Annuity

Termination of Strategic Allocation Program

Effective on February 6, 2017, due to pending regulatory changes we will no longer offer the Strategic Allocation Program. All references to this program will be removed from your prospectus and Statement of Additional Information and we will no longer update the Strategic Allocations.

If you are currently invested in a Strategic Allocation, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Strategic Allocation Program was terminated; however, the investment will no longer be considered to be a Strategic Allocation and you may no longer trade into a Strategic Allocation. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

Additionally, if you elected a Living Benefit which allowed Strategic Allocations as part of the investment requirements, you may trade out of your allocation at any time into any investment that meets your Living Benefit’s investment requirements, including the asset allocation of the Variable Portfolios listed in the table below (“Allocations”). After the termination effective date, only the asset allocation of the Variable Portfolios of your current allocation or the Allocations below will meet the investment requirements for Living Benefits which previously allowed Strategic Allocations.

  Allocations (effective February 6, 2017)

Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
Allocation Balanced	67.00%	0.00%	0.00%
Allocation Moderate	0.00%	67.00%	0.00%
Allocation Moderate Growth	0.00%	0.00%	67.00%
American Funds Global Growth SAST	1.98%	2.31%	2.64%
American Funds Growth SAST	0.66%	0.99%	1.32%
American Funds Growth-Income SAST	1.32%	1.65%	1.98%
Fidelity VIP Contrafund	0.99%	1.32%	1.98%
Fidelity VIP Equity-Income	2.64%	2.97%	3.30%
Fidelity VIP Investment Grade Bond	15.51%	10.56%	6.93%
Fidelity VIP Mid Cap	3.96%	5.61%	6.27%
Fidelity VIP Overseas	1.98%	2.64%	3.30%
T. Rowe Price Blue Chip Growth II	0.99%	1.32%	1.32%
T. Rowe Price Equity Income II	2.97%	3.63%	3.96%
Total	100%	100%	100%

Dated: December 19, 2016

Please keep this Supplement with your Prospectus